Income Tax - Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Tax loss carryforwards, tax credits and other tax attributes	$ 830	$ 773
Less unrecognized tax benefits	(66)	(19)
Tax loss carryforwards, tax credits and other tax attributes, net of unrecognized tax benefits	764	754
Inventory valuation	92	59
Fixed asset depreciation	79	57
Depreciation tax incentives	11	22
Receivables for government funding	239	186
Tax credits granted on capital investments	239	234
Pension	68	66
Stock awards	15	16
Operating lease liabilities	68	59
Commercial accruals	59	45
Other temporary differences	53	36
Total deferred tax assets	1,687	1,534
Valuation allowances	(775)	(699)
Deferred tax assets, net	912	835
Accelerated fixed asset depreciation	(76)	(53)
Acquired intangible assets	(33)	(26)
Advances of government funding	(323)	(237)
Operating lease right-of-use assets	(67)	(59)
Other temporary differences	(65)	(43)
Total deferred tax liabilities	(564)	(418)
Net deferred income tax asset	$ 348	$ 417